Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of selling and marketing expenses [Abstract]
Payroll and related expenses	$ 2,009	$ 2,007	$ 2,801
Share-based payment	299	180	123
Professional fees	461	363	1,118
Marketing	440	452	699
Selling commissions	692	378	86
Other	314	403	715
Total	$ 4,215	$ 3,783	$ 5,542